Other investments - Level 3 investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other investments
Assets at beginning of period	$ 66,729	$ 61,377
Assets at end of period	105,363	66,729	$ 61,377
Other investments
Other investments
Assets at beginning of period	217	227	166
Additions	1	96	5
Revaluations		63	56
Net transfers (out)/in	(113)	(103)	2
Disposals		(86)	(5)
Impairments and exchange adjustments	(1)	20	3
Assets at end of period	$ 104	$ 217	$ 227